                                                    [LOGO]

                                                    FORTIS

                                   Solid partners, flexible solutions-SM-


A disciplined, consistent
approach to investing

                                                         Fortis Securities, Inc.
                                                         annual report
                                                         JULY 31, 2000


                                                         Fortis Financial Group

FORTIS SECURITIES, INC. ANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULE OF INVESTMENTS                                         2

  STATEMENT OF ASSETS AND LIABILITIES                             8

  STATEMENT OF OPERATIONS                                         8

  STATEMENTS OF CHANGES IN NET ASSETS                             9

  NOTES TO FINANCIAL STATEMENTS                                  10

  INDEPENDENT AUDITORS' REPORT                                   12

  DIRECTORS AND OFFICERS                                         13

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 7:00 p.m. CST,
   Monday thru Friday

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

                                                    FORTIS
                                                  SECURITIES,
                                                     INC.
                                                 -------------
JULY 31, 2000:
TOTAL NET ASSETS.............................    $103,463,942
MARKET PRICE PER SHARE.......................    $      7.625
SHARES OUTSTANDING...........................      12,669,972

FOR THE YEAR ENDED JULY 31, 2000:
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $       8.60
  End of year................................    $       8.17

DISTRIBUTION FROM NET INVESTMENT INCOME:
  Total dividends paid.......................    $  8,675,509
  Dividends per share........................    $       .687

PORTFOLIO COMPOSITION BY SECTOR
AS OF 7/31/2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds-Investment Grade      68.3%
Corporate Bonds-Non-Investment Grade  24.3%
U.S. Government Agencies               4.3%
Cash Equivalents/Receivables           2.1%
Asset Backed Securities                1.0%

TOP 10 HOLDINGS AS OF 7/31/2000

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Georgia-Pacific Corp. (9.625%) 2022                     2.1%
 2.  United Airlines (10.02%) 2014                           2.1%
 3.  GTE Corp. (7.90%) 2027                                  1.9%
 4.  Time Warner Entertainment (8.375%) 2033                 1.8%
 5.  Telecommunications, Inc. (9.80%) 2012                   1.6%
 6.  News America Holdings (8.875%) 2023                     1.5%
 7.  Quebec (Province of) (8.80%) 2003                       1.5%
 8.  Worldcom, Inc. (8.25%) 2010                             1.5%
 9.  TXU Electric Capital V (8.175%) 2037                    1.5%
10.  Noranda, Inc. (8.625%) 2002                             1.5%

DEAR SHAREHOLDER:

The tightening monetary policy that started in June 1999 dominated the past twelve-month period that ended on July 31, 2000. At first, the Federal Reserve had to balance fears that a strong economy and higher oil prices could fuel inflation and concerns that the Y2k problem could severely hinder liquidity. The Central Bank cautiously raised overnight rates by 0.50% during the first five months of this period. This increase was viewed by investors as temporary and pushed interest rates higher in anticipation of more aggressive moves in 2000. Indeed, as U.S. economic expansion continued at a rapid pace, and job growth and consumer spending continued to be strong, the Federal Reserve raised Fed Funds rates by an additional 1% in 3 moves, the last one taking place in May with an aggressive 0.50% increase.

While short term Treasury yields continued to move higher in 2000, long Treasury yields moved lower in the wake of the announcement of a long Treasury buyback program. These opposite moves resulted in an inverted yield curve for the first time since 1994, where short term interest rates are higher than long term interest rates. This inversion stood at 0.51% at the end of our 12-month period with the 2-year Treasury yielding 6.29%, 0.64% higher than its year-ago level and the 30-year yielding 5.78%, 0.33% lower than its level at the beginning of the period.

Higher interest rates, Y2k concerns in 1999 and Treasury curve inversion in 2000, all combined with a volatile equity market to adversely affect the market for corporate bonds. Fears of extensive corporate supply ahead of year-end 1999 and increased demand for higher quality and short duration instruments caused a liquidity crunch that pushed corporate and other non-Treasury prices lower relative to Treasuries. We took advantage of these lower prices to increase our exposure to corporate investment grade securities and decreased our lower-yielding mortgage-backed and asset-backed securities. We also repositioned the lowest yielding portion of investment-grade and non-investment grade securities to benefit from the high level of absolute yields.

By the end of July, as some signs of slowdown started to show in economic releases, liquidity was partially restored and spreads moved tighter, but only to the October 1998 levels. As a result, the best performing sector during this period was the Treasury market as it benefited the most from the yield curve inversion. For the past twelve-month period, the fund provided a distribution yield of 9.0% and a total return of -1.59% at market.

Going forward, we expect that the economy will continue to show signs of slower growth in the second half of 2000, probably enough to rule out another tightening move by the Fed. This slowdown appears to be modest enough to qualify for a "soft landing" and should lead to lower interest rate levels with tighter yield spreads for non-Treasury securities, an environment that would give our portfolio a total return advantage.

Sincerely,

/s/ Dean C. Kopperud                                     /s/ Howard G. Hudson
Dean C. Kopperud                                         Howard G. Hudson
President                                                Vice President

FORTIS SECURITIES, INC.
SCHEDULE OF INVESTMENTS
July 31, 2000

ASSET BACKED SECURITIES-0.97%
--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                        Market
     Amount                                                    (Unaudited)     Cost (b)      Value (c)
   ----------                                                  -----------   ------------   ------------
               MULTI-FAMILY LOANS-0.97%
   $1,000,000  DLJ Mortgage Acceptance Corp., 8.80%
                 Multifamily Mtg Pass Thru Certificate Ser
                 1993-12 Class B1 9-18-2003.................   BBB**         $    982,500   $    997,909
                                                                             ------------   ------------

CORPORATE BONDS-INVESTMENT GRADE-68.28%
--------------------------------------------------------------------------------

                                                      Standard
                                                      & Poor's
 Principal                                             Rating                        Market
  Amount                                             (Unaudited)     Cost (b)      Value (c)
-----------                                          -----------   ------------   ------------
               CABLE AND OTHER PROGRAM
               DISTRIBUTION-3.44%
$1,500,000     Telecommunications, Inc., 9.80% Sr
                 Note 2-1-2012....................   AA-           $  1,658,835   $  1,704,003
 1,800,000     Time Warner Entertainment, 8.375%
                 Sr Note 7-15-2033................   BBB              1,733,072      1,857,569
                                                                   ------------   ------------
                                                                      3,391,907      3,561,572
                                                                   ------------   ------------
               CABLE AND OTHER SUBSCRIPTION
               PROGRAMMING-1.98%
 1,000,000     Comcast Cable Communications, Inc.,
                 8.50% Note 5-1-2027 (with
                 rights)..........................   BBB                998,338      1,038,320
 1,000,000     Cox Enterprises, Inc., 8.00% Note
                 2-15-2007 (h)....................   BBB+               967,892      1,007,886
                                                                   ------------   ------------
                                                                      1,966,230      2,046,206
                                                                   ------------   ------------
               COMMERCIAL BANKING-1.79%
 1,000,000     Comerica Bank, 7.875% 9-15-2026....   A-                 988,430        971,645
 1,000,000     National City Corp., 6.875% Sub
                 Note 5-15-2019...................   A-                 890,530        884,142
                                                                   ------------   ------------
                                                                      1,878,960      1,855,787
                                                                   ------------   ------------
               COURIERS-0.94%
 1,000,000     Federal Express, 7.84% Pass Thru
                 Certificate Ser 1996-B2
                 1-30-2018........................   BBB+             1,000,000        973,370
                                                                   ------------   ------------
               DEPARTMENT STORES-4.26%
 1,400,000     Dayton Hudson Co., 7.875% Deb
                 6-15-2023........................   A-               1,409,188      1,354,248
 1,000,000     Federated Department Stores, 8.50%
                 Note 6-1-2010....................   BBB+             1,015,939        990,471
   500,000     May Department Stores Co., 8.50%
                 Note 6-1-2019....................   A+                 499,033        525,950
 1,000,000     Saks, Inc., 7.375% Sub Deb
                 2-15-2019........................   Baa3*              924,722        653,082
 1,000,000     Sears Roebuck Acceptance, 6.25%
                 5-1-2009.........................   A-                 876,792        882,168
                                                                   ------------   ------------
                                                                      4,725,674      4,405,919
                                                                   ------------   ------------
               DEPOSITORY CREDIT-BANKING-0.84%
 1,000,000     Republic NY Capital I, 7.75% Deb
                 11-15-2026.......................   A-                 859,683        873,381
                                                                   ------------   ------------
               ELECTRIC GENERATION, TRANSMISSION
               AND DISTRIBUTION-4.15%
 1,000,000     Duke Capital Corp., 8.00% Sr Note
                 10-1-2019........................   A                  993,697      1,017,417
   756,098     Niagara Mohawk Power Co., 7.625% Sr
                 Note 10-1-2005...................   BBB-               741,148        747,269
 1,000,000     NRG Energy, Inc., 8.00%
                 11-1-2003........................   BBB-               998,196        995,850
 1,500,000     TXU Electric Capital V, 8.175% Deb
                 1-30-2037........................   BBB-             1,500,000      1,528,402
                                                                   ------------   ------------
                                                                      4,233,041      4,288,938
                                                                   ------------   ------------
               EXECUTIVE, LEGISLATIVE AND
               GOVERNMENT SUPPORT-1.02%
 1,000,000     New York (City of), 10.00% General
                 Obligation Taxable Bond Ser D
                 8-1-2005.........................   A-               1,015,035      1,058,240
                                                                   ------------   ------------
               FOREIGN GOVERNMENTS-1.51%
 1,500,000     Quebec (Province of), 8.80% Bond
                 4-15-2003........................   A+               1,637,670      1,560,979
                                                                   ------------   ------------
               GROCERY STORES-0.92%
 1,000,000     Fred Meyer, Inc., 7.45% Sub Note
                 3-1-2008.........................   BBB-               949,456        956,046
                                                                   ------------   ------------
               INSURANCE CARRIERS-2.87%
 1,000,000     Mony Group, 8.35% Note 3-15-2010...   A-                 997,945        994,663
 1,000,000     ReliaStar Financial Corp., 8.00%
                 Note 10-30-2006..................   A                  996,711      1,011,270
 1,000,000     Travelers Property Casualty, 7.75%
                 4-15-2026........................   A+                 924,921        968,182
                                                                   ------------   ------------
                                                                      2,919,577      2,974,115
                                                                   ------------   ------------
               LUMBER AND OTHER CONSTRUCTION
               MATERIALS WHOLESALER-2.12%
 2,150,000     Georgia-Pacific Corp., 9.625% Deb
                 3-15-2022........................   BBB-             2,169,817      2,194,129
                                                                   ------------   ------------

--------------------------------------------------------------------------------

                                                      Standard
                                                      & Poor's
 Principal                                             Rating                        Market
  Amount                                             (Unaudited)     Cost (b)      Value (c)
-----------                                          -----------   ------------   ------------
               MANUFACTURING-BASIC CHEMICAL -1.42%
$1,500,000     Equistar Chemicals, L.P., 8.75% Sr
                 Note 2-15-2009...................   BBB-          $  1,568,287   $  1,468,204
                                                                   ------------   ------------
               MANUFACTURING-MOTOR VEHICLE PARTS
               -0.89%
 1,000,000     TRW, Inc., 7.75% Sr Deb 6-1-2029...   BBB                990,907        923,143
                                                                   ------------   ------------
               MANUFACTURING-OTHER NONMETALLIC
               MINERAL PRODUCT -1.33%
 1,500,000     Masco Corp., 7.75% Sr Sub Note
                 8-1-2029.........................   A-               1,482,113      1,375,870
                                                                   ------------   ------------
               METAL ORE MINING-1.47%
 1,500,000     Noranda, Inc., 8.625% Deb
                 7-15-2002........................   BBB              1,494,960      1,516,936
                                                                   ------------   ------------
               MOTION PICTURE AND VIDEO
               INDUSTRIES-3.24%
 1,500,000     News America Holdings, Inc., 8.875%
                 Deb 4-26-2023....................   BBB-             1,489,639      1,571,356
 1,000,000     Paramount Communications, 7.50%
                 7-15-2023........................   BBB+               943,747        893,862
 1,000,000     Seagram, J. & Co., 6.875% Deb
                 9-1-2023.........................   BBB-               848,052        885,054
                                                                   ------------   ------------
                                                                      3,281,438      3,350,272
                                                                   ------------   ------------
               NATURAL GAS DISTRIBUTION-2.74%
 1,500,000     Columbia Gas Systems, 7.62% Note
                 11-28-2025.......................   BBB+             1,423,535      1,390,736
   500,000     Enron Corp., 6.95% Note
                 7-15-2028........................   BBB+               452,088        446,193
 1,000,000     Semco Enery, 8.95% 7-1-2003........   BBB                997,609      1,002,099
                                                                   ------------   ------------
                                                                      2,873,232      2,839,028
                                                                   ------------   ------------
               NAVIGATIONAL, MEASURING AND CONTROL
               INSTRUMENTS-1.74%
 1,000,000     Lockheed Corp., 7.875% 3-15-2023...   BBB-               942,725        896,472
 1,000,000     Raytheon Co., 7.20% Deb
                 8-15-2027........................   BBB-               881,972        900,319
                                                                   ------------   ------------
                                                                      1,824,697      1,796,791
                                                                   ------------   ------------
               OIL AND GAS EXTRACTION-2.82%
   850,000     Burlington Resources, 9.125% Deb
                 10-1-2021........................   A-                 942,427        956,945
 1,000,000     Conoco, Inc., 6.95% Sr Note
                 4-15-2029........................   A-                 881,990        915,546
 1,000,000     Occidental Petroleum, 8.45% Sr Note
                 2-15-2029........................   BBB-               985,949      1,039,973
                                                                   ------------   ------------
                                                                      2,810,366      2,912,464
                                                                   ------------   ------------
               OTHER GENERAL MERCHANDISE
               STORES-0.90%
 1,000,000     K-Mart Corp., 8.375% 12-1-2004.....   Baa*               945,234        933,420
                                                                   ------------   ------------
               OTHER INVESTMENT POOLS AND
               FUNDS-1.69%
 1,000,000     EOP Operating LP, 7.50%
                 4-19-2029........................   BBB+               923,568        873,823
 1,000,000     Spieker Properties, 7.50%
                 10-1-2027........................   BBB                906,938        875,069
                                                                   ------------   ------------
                                                                      1,830,506      1,748,892
                                                                   ------------   ------------
               PIPELINE TRANSPORTATION OF NATURAL
               GAS-4.04%
 1,500,000     Coastal Corp., 7.42% Note
                 2-15-2037........................   BBB              1,427,808      1,395,381
   500,000     NGC Corp. Capital Trust, 8.316% Sub
                 Deb 6-1-2027.....................   BBB-               500,000        423,278
 1,500,000     Tennessee Gas Pipeline, 7.625% Deb
                 4-1-2037.........................   BBB+             1,482,029      1,393,592
 1,000,000     Williams Companies, Inc., 7.625%
                 Note 7-15-2019...................   BBB-               970,450        969,987
                                                                   ------------   ------------
                                                                      4,380,287      4,182,238
                                                                   ------------   ------------
               RADIO AND TELEVISION
               BROADCASTING-2.55%
 1,000,000     Belo (A.H.) Corp., 7.25% Note
                 9-15-2027........................   BBB-               826,666        828,105
 1,000,000     Hearst Argyle Television, 7.00%
                 1-15-2018........................   BBB-               870,245        852,751
 1,000,000     Liberty Media Group, Inc., 8.25%
                 Deb 2-1-2030.....................   BBB-               992,023        954,462
                                                                   ------------   ------------
                                                                      2,688,934      2,635,318
                                                                   ------------   ------------
               RAIL TRANSPORTATION-2.93%
 1,500,000     CSX Corp., 7.95% Deb 5-1-2027......   BBB              1,355,717      1,461,198
   500,000     CSX Corp., 8.625% Deb 5-15-2022....   BBB                523,857        515,072
 1,000,000     Norfolk Southern Corp., 8.625%
                 5-15-2010........................   BBB              1,004,510      1,050,757
                                                                   ------------   ------------
                                                                      2,884,084      3,027,027
                                                                   ------------   ------------
               REAL ESTATE CREDIT (MORTGAGE
               BANKING)-0.42%
   406,000     Homeside, Inc., 11.25% Second
                 Priority Sr Secured Note
                 5-15-2003........................   A+                 413,974        438,988
                                                                   ------------   ------------
               SALES FINANCING-0.82%
 1,000,000     Finova Capital Corp., 7.625% Sr
                 Note 9-21-2009...................   BBB-               993,850        843,785
                                                                   ------------   ------------

FORTIS SECURITIES, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2000

CORPORATE BONDS-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                      Standard
                                                      & Poor's
 Principal                                             Rating                        Market
  Amount                                             (Unaudited)     Cost (b)      Value (c)
-----------                                          -----------   ------------   ------------
               SCHEDULED AIR TRANSPORTATION-4.38%
$1,000,000     AMR Corp., 10.00% Deb 4-15-2021....   BBB-          $  1,159,497   $  1,057,422
 1,200,000     Delta Air Lines, 10.50% Pass Thru
                 Certificate 4-30-2016............   BBB              1,440,734      1,300,260
 2,000,000     United Airlines, 10.02% Deb
                 3-22-2014........................   BBB              2,369,156      2,168,720
                                                                   ------------   ------------
                                                                      4,969,387      4,526,402
                                                                   ------------   ------------
               SECURITIES AND COMMODITY CONTRACTS
               AND BROKERAGE-1.44%
 1,500,000     Goldman Sachs Group, Inc., 7.80% Sr
                 Note 1-28-2010...................   A+               1,490,288      1,493,546
                                                                   ------------   ------------
               TELECOMMUNICATIONS-OTHER-2.47%
 1,000,000     Worldcom, Inc., 7.875% Sr Note
                 5-15-2003........................   A-                 995,686      1,012,338
 1,500,000     Worldcom, Inc., 8.25% Note
                 5-15-2010........................   A-               1,490,699      1,546,602
                                                                   ------------   ------------
                                                                      2,486,385      2,558,940
                                                                   ------------   ------------
               TELECOMMUNICATIONS
               CARRIERS-WIRED-3.53%
 1,000,000     ALLTEL Corp., 6.80% Deb 5-1-2029...   A-                 866,064        859,927
 2,000,000     GTE Corp., 7.90% Deb 2-1-2027......   A+               2,000,000      1,925,698
 1,000,000     Sprint Capital Corp., 6.875%
                 11-15-2028.......................   BBB+               901,125        865,097
                                                                   ------------   ------------
                                                                      3,767,189      3,650,722
                                                                   ------------   ------------
               TRAVELER ACCOMMODATION-1.21%
 1,250,000     Park Place Entertainment, 8.50% Sr
                 Note 11-15-2006..................   BBB-             1,238,678      1,251,213
                                                                   ------------   ------------
               WASTE COLLECTION-0.41%
   500,000     Waste Management, Inc., 7.125% Sr
                 Note 12-15-2017..................   BBB                424,891        421,362
                                                                   ------------   ------------
               TOTAL CORPORATE BONDS - INVESTMENT
                 GRADE............................                 $ 71,586,737   $ 70,643,243
                                                                   ============   ============

CORPORATE BONDS-NON-INVESTMENT GRADE-24.25%
--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                        Market
     Amount                                                    (Unaudited)     Cost (b)      Value (c)
   ----------                                                  -----------   ------------   ------------
               ANIMAL SLAUGHTERING AND PROCESSING-0.24%
   $ 500,000   Fresh Foods, Inc., 10.75% Sr Sub Note
                 6-1-2006...................................   B             $    500,000   $    250,000
                                                                             ------------   ------------
               CABLE AND OTHER PROGRAM DISTRIBUTION-2.60%
     500,000   Cablevision S.A., 13.75% Note 4-30-2007
                 (e)........................................   BB                 494,499        484,375
   1,250,000   Charter Communications Holdings LLC, 9.92% Sr
                 Disc Note 4-1-2011 (Zero coupon through
                 4-1-2004, thereafter 9.92%) (f)............   B+                 884,606        709,375
     500,000   NTL Communications Corp., 12.375% Sr Note Ser
                 B 10-1-2008 (Zero coupon through 10-1-2003,
                 thereafter 12.375%) (f)....................   B                  338,359        325,000
   1,000,000   United International Holdings, Inc., 10.75%
                 Sr Disc Note Ser B 2-15-2008 (Zero coupon
                 through 2-15-2003, thereafter 10.75%)
                 (f)........................................   B-                 771,024        727,500
     250,000   United Pan-Europe Communications N.V., 11.25%
                 Sr Note Ser B 11-1-2009....................   B                  248,236        216,875
     500,000   United Pan-Europe Communications N.V., 13.75%
                 Sr Disc Note Ser B 2-1-2010 (Zero coupon
                 through 2-1-2005, thereafter 13.75%) (f)...   B                  276,035        222,500
                                                                             ------------   ------------
                                                                                3,012,759      2,685,625
                                                                             ------------   ------------
               CABLE AND OTHER SUBSCRIPTION
               PROGRAMMING-0.69%
     250,000   Adelphia Communications Corp., 9.375% Sr Note
                 11-15-2009.................................   B+                 248,099        227,500
     500,000   Callahan Nordhein-Westfalen, 14.00% Sr Note
                 7-15-2010 (e)..............................   B-                 500,000        488,750
                                                                             ------------   ------------
                                                                                  748,099        716,250
                                                                             ------------   ------------
               ELECTRIC GENERATION, TRANSMISSION AND
               DISTRIBUTION-0.63%
     650,000   AES Corp., 9.50% Sr Note 6-1-2009............   BB                 645,662        654,062
                                                                             ------------   ------------
               FOREIGN GOVERNMENTS-0.29%
     300,000   Brazil (Republic of), 11.625% Global Bond
                 4-15-2004..................................   B+                 297,773        304,800
                                                                             ------------   ------------
               GAMBLING INDUSTRIES-1.14%
     500,000   Argosy Gaming Co., 12.31% Sr Sub Note
                 6-1-2009...................................   B                  500,000        518,750
     500,000   Isle of Capri Casinos, Inc., 8.75% Sub Note
                 4-15-2009..................................   B                  455,470        455,000

--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                        Market
     Amount                                                    (Unaudited)     Cost (b)      Value (c)
   ----------                                                  -----------   ------------   ------------
   $ 250,000   Mandalay Resort Group, 7.625% Sr Sub Deb
                 7-15-2013..................................   BB-           $    215,958   $    205,000
                                                                             ------------   ------------
                                                                                1,171,428      1,178,750
                                                                             ------------   ------------
               GENERAL MEDICAL AND SURGICAL HOSPITALS-0.50%
     500,000   Triad Hospitals Holdings, Inc., 11.00% Sr Sub
                 Note Ser B 5-15-2009.......................   B-                 504,845        520,000
                                                                             ------------   ------------
               GROCERY STORES-0.75%
   1,000,000   Big V Supermarkets, Inc., 11.00% Sr Sub Note
                 Ser B 2-15-2004............................   B-               1,007,160        780,000
                                                                             ------------   ------------
               INSURANCE CARRIERS-0.66%
   1,000,000   Conseco, Inc., 8.75% Note 2-9-2004...........   BB-                999,516        680,000
                                                                             ------------   ------------
               LIMITED-SERVICE EATING PLACES-0.25%
     250,000   Sbarro, Inc., 11.00% Sr Note 9-15-2009.......   BB-                246,938        256,875
                                                                             ------------   ------------
               MANUFACTURING-MOTOR VEHICLE PARTS -0.73%
     500,000   Holley Performance Products, 12.25% Sr Sub
                 Note Ser B 9-15-2007.......................   B+                 482,958        310,000
     500,000   Tenneco Automotive, Inc., 11.625% Sr Sub Note
                 Ser B 10-15-2009...........................   B+                 500,000        445,000
                                                                             ------------   ------------
                                                                                  982,958        755,000
                                                                             ------------   ------------
               MANUFACTURING-SOAP, CLEANING COMPOUND, TOILET
               -0.24%
     250,000   Chattem, Inc., 12.75% Sr Sub Note Ser B
                 6-15-2004..................................   B-                 238,611        251,250
                                                                             ------------   ------------
               MEDICAL AND DIAGNOSTIC LABORATORIES-0.61%
     600,000   Unilab Finance Corp., 12.75% Sr Sub Note
                 10-1-2009..................................   B-                 599,211        631,500
                                                                             ------------   ------------
               MILLS-PULP, PAPER AND PAPERBOARD -0.99%
     500,000   Packaging Corp. of America, 9.625% Sr Sub
                 Note 4-1-2009..............................   B+                 512,083        508,750
     500,000   Stone Container Corp., 12.58% Sr Note
                 8-1-2016...................................   B                  500,000        517,500
                                                                             ------------   ------------
                                                                                1,012,083      1,026,250
                                                                             ------------   ------------
               NEWSPAPER, PERIODICAL, BOOK AND DATABASE
               PUBLISHERS-0.44%
     500,000   Affinity Group Holding, 11.00% Sr Note
                 4-1-2007...................................   B                  502,989        450,625
                                                                             ------------   ------------
               NONDEPOSITORY CREDIT BANKING-0.28%
     443,644   Sandia Mtg Corp., 9.14% 1991-A Variable Rate
                 Pass Thru Certificate Class B 8-1-2018
                 (e)........................................   NR                 355,228        288,369
                                                                             ------------   ------------
               OIL AND GAS EXTRACTION-0.44%
     200,000   Ocean Energy, Inc., 8.875% Sr Sub Note Ser B
                 7-15-2007..................................   BB-                197,347        199,500
     250,000   Swift Energy Co., 10.25% Sr Sub Note
                 8-1-2009...................................   B-                 254,712        255,625
                                                                             ------------   ------------
                                                                                  452,059        455,125
                                                                             ------------   ------------
               OTHER INFORMATION SERVICES-2.52%
   1,000,000   Exodus Communications, Inc., 11.625% Sr Note
                 7-15-2010 (e)..............................   B                1,003,235      1,005,000
   1,000,000   Globix Corp., 12.50% Sr Note 2-1-2010........   B-               1,000,000        790,000
   1,000,000   PSINet, Inc., 11.00% Sr Note 8-1-2009........   B-                 948,238        810,000
                                                                             ------------   ------------
                                                                                2,951,473      2,605,000
                                                                             ------------   ------------
               PRINTING AND RELATED SUPPORT ACTIVITIES-0.47%
     500,000   Cadmus Communications Corp., 9.75% Sr Sub
                 Note 6-1-2009..............................   B                  500,000        485,000
                                                                             ------------   ------------
               RADIO AND TELEVISION BROADCASTING-0.46%
     500,000   Ackerley Group, Inc., 9.00% Sr Sub Note Ser B
                 1-15-2009..................................   B                  465,617        471,250
                                                                             ------------   ------------
               SCHEDULED AIR TRANSPORTATION-0.52%
     500,000   Northwest Airlines Trust No. 2, 13.875% Sub
                 Aircraft Note Ser D 6-21-2008 (e)..........   NR                 500,000        536,000
                                                                             ------------   ------------
               TELECOMMUNICATIONS-OTHER-2.42%
     250,000   FLAG Telecom Holdings Ltd., 11.625% Sr Note
                 3-30-2010..................................   B                  242,849        235,000
     750,000   Global Crossing Holdings Ltd., 9.50% Sr Note
                 11-15-2009.................................   BB                 728,223        727,500
     500,000   Level 3 Communications, Inc., 12.875% Sr Disc
                 Note 3-15-2010 (Zero coupon through
                 3-15-2005, thereafter 12.875%) (f).........   B                  282,792        263,750
     250,000   Metromedia Fiber Network, Inc., 10.00% Sr
                 Note 12-15-2009............................   B+                 248,087        242,500
   1,000,000   Spectrasite Holdings, Inc., 12.93% Sr Disc
                 Note Ser B 3-15-2010 (Zero coupon through
                 3-15-2005, thereafter 12.875%) (f).........   B-                 562,686        556,750
     500,000   Williams Communications Group, Inc., 10.875%
                 Sr Note 10-1-2009..........................   B+                 496,425        477,500
                                                                             ------------   ------------
                                                                                2,561,062      2,503,000
                                                                             ------------   ------------
               TELECOMMUNICATIONS CARRIERS-WIRED-2.26%
     500,000   e.Spire Communications, Inc., 13.75% Sr Note
                 7-15-2007..................................   NR                 500,000        310,000
     500,000   e.Spire Communications, Inc., 13.75% Sr Note
                 7-15-2007 (e)..............................   NR                 567,521        310,000

FORTIS SECURITIES, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2000

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                        Market
     Amount                                                    (Unaudited)     Cost (b)      Value (c)
   ----------                                                  -----------   ------------   ------------
   $ 250,000   Focal Communications Corp., 11.875% Sr Note
                 1-15-2010..................................   B-            $    244,428   $    246,250
     500,000   Intelcom Group (USA), Inc., 10.88%
                 5-1-2006 (Zero coupon through 5-1-2001,
                 thereafter 12.50%) (f).....................   B-                 490,594        407,500
     500,000   Intermedia Communications, Inc., 8.50% Sr
                 Note Ser B 1-15-2008.......................   B                  437,933        412,500
     250,000   NEXTLINK Communications, Inc., 12.125% Sr
                 Disc Note 12-1-2009 (Zero coupon through
                 12-1-2004, thereafter 12.125%) (f).........   B                  150,937        141,250
     500,000   Nextlink Communications, L.L.C., 12.50% Sr
                 Note 4-15-2006.............................   B                  500,000        515,000
                                                                             ------------   ------------
                                                                                2,891,413      2,342,500
                                                                             ------------   ------------
               TELECOMMUNICATIONS CARRIERS-WIRELESS-4.12%
     750,000   Dobson Communications, 10.875% Sr Note
                 7-1-2010 (e)...............................   NR                 744,372        731,250
     500,000   Grupo Iusacell S.A. de C.V., 14.25% Sr Note
                 12-1-2006..................................   B+                 522,229        537,500
   1,000,000   Leap Wireless International, Inc., 14.50% Sr
                 Disc Note 4-15-2010 (Zero coupon through
                 4-15-2005, thereafter 14.50%) (e) (f)......   CCC                475,801        440,000
     500,000   Microcell Telecommunications, Inc., 12.52% Sr
                 Disc Note Ser B 6-1-2006 (Zero coupon
                 through 12-1-2001, thereafter 14.00%)
                 (f)........................................   B3*                464,471        467,500
     500,000   Nextel Communications, Inc., 11.65% Sr Disc
                 Note 9-15-2007 (Zero coupon through
                 9-15-2002, thereafter 10.65%) (f)..........   B                  380,380        391,250
   1,050,000   Omnipoint Corp., 11.625% Sr Note Ser A
                 8-15-2006..................................   CCC+               836,367      1,176,000
     500,000   PTC International Finance II S.A., 11.25% Sr
                 Sub Note 12-1-2009.........................   B+                 498,787        520,000
                                                                             ------------   ------------
                                                                                3,922,407      4,263,500
                                                                             ------------   ------------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                 $ 27,069,291   $ 25,090,731
                                                                             ============   ============

U.S. GOVERNMENT SECURITIES-4.34%
--------------------------------------------------------------------------------

Principal                                                                                                Market
  Amount                                                                                 Cost (b)      Value (c)
----------                                                                             ------------   ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.86%
              MORTGAGE BACKED SECURITIES:
$ 125,934     9.00% 2022............................................................   $    133,923   $    129,505
  288,606     10.50% 2017...........................................................        308,087        314,761
  125,631     11.25% 2010...........................................................        135,877        139,277
  140,678     11.50% 2014-2015......................................................        154,160        157,120
  124,680     11.75% 2010...........................................................        132,161        140,285
                                                                                       ------------   ------------
                                                                                            864,208        880,948
                                                                                       ------------   ------------
              REMIC - IO & IO-ETTE:
    1,180     10.90% Trust #1404-E Interest only Strip IO - Ette 2006 (e) (g).......            297          6,856
                                                                                       ------------   ------------
              TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION..........................        864,505        887,804
                                                                                       ------------   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.08%
              MORTGAGE BACKED SECURITIES:
1,039,183     8.00% 2024-2025.......................................................      1,052,251      1,043,145
  490,738     10.50% 2014-2020......................................................        522,132        532,911
  379,521     11.00% 2011-2018......................................................        390,511        415,932
   14,768     11.25% 2011...........................................................         15,332         16,275
   41,414     12.00% 2014...........................................................         44,085         46,461
   83,957     12.50% 2015...........................................................         94,819         96,078
                                                                                       ------------   ------------
              TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION...........................      2,119,130      2,150,802
                                                                                       ------------   ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.40%
              MORTGAGE BACKED SECURITIES:
  557,918     9.00% 2021............................................................        562,364        574,958
  679,195     9.50% 2019............................................................        706,044        694,901
  173,829     9.50% 2020............................................................        180,945        180,293
                                                                                       ------------   ------------
              TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION........................      1,449,353      1,450,152
                                                                                       ------------   ------------
              TOTAL U.S. GOVERNMENT SECURITIES......................................   $  4,432,988   $  4,488,758
                                                                                       ============   ============

COMMON STOCKS AND WARRANTS-0.03%
--------------------------------------------------------------------------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               MANUFACTURING-CUT AND SEW APPAREL -0.02%
         500   Hosiery Corp. of America, Inc. Class A (a)
                 (e)........................................   $      8,460   $     20,000
                                                               ------------   ------------
               TELECOMMUNICATIONS-OTHER-0.00%
         500   @Track Communications,
                 Inc. (Warrants) (a) (e)....................          5,000          5,000
                                                               ------------   ------------
               TELECOMMUNICATIONS CARRIERS-WIRED-0.01%
         500   RSL (Warrants) (a) (e).......................            500         10,437
                                                               ------------   ------------
               TELECOMMUNICATIONS CARRIERS-WIRELESS-0.00%
       1,000   Leap Wireless (Warrants) (a) (e).............            262            250
                                                               ------------   ------------
               TOTAL COMMON STOCKS AND WARRANTS.............         14,222         35,687
                                                               ------------   ------------
               TOTAL LONG-TERM INVESTMENTS..................   $104,085,738   $101,256,328
                                                               ============   ============

SHORT-TERM INVESTMENTS-0.61%
--------------------------------------------------------------------------------

   Principal                                                      Market
     Amount                                                     Value (c)
   ----------                                                  ------------
               CONSUMER LENDING-0.11%
   $ 117,000   Associates Corp. Master Variable Rate Note,
                 Current rate - 6.50%.......................   $    117,000
                                                               ------------
               DEPOSITORY CREDIT-BANKING-0.50%
     518,607   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate - 6.43%.........        518,607
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................        635,607
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES
                 (COST: $104,721,345) (b)...................   $101,891,935
                                                               ============

 (a) Presently non-income producing.
 (b) At July 31, 2000, the cost of securities for federal income tax purposes was $104,764,203 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  1,698,198
Unrealized depreciation.....................................    (4,570,466)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $ (2,872,268)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.69% of total net assets as of July 31, 2000.
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Year Acquired    Shares/Par  Security                                  Cost Basis
-------------    ----------  --------                                  ----------
1998                   500   @Track Communications, Inc. (Warrants) -
                               144A                                    $    5,000
2000               500,000   Cablevision S.A. due 2007 - 144A             494,499
2000               500,000   Callahan Nordhein-Westfalen due 2010 -
                               144A                                       500,000
2000               750,000   Dobson Communications due 2010 - 144A        744,372
1998               500,000   e.Spire Communications, Inc. due 2007 -
                               144A                                       567,521
2000             1,000,000   Exodus Communications, Inc. due 2010 -
                               144A                                     1,003,235
1993                 1,180   FHLMC Remic Trust #1404-E IO-Ette 2006           297
1994                   500   Hosiery Corp. of America, Inc. Class A -
                               144A                                         8,460
2000             1,000,000   Leap Wireless due 2010 - 144A                475,801
2000                 1,000   Leap Wireless (Warrants)                         262
1994               500,000   Northwest Airlines Trust No. 2 due 2008      500,000
1996                   500   RSL (Warrants) - 144A                            500
1993               443,644   Sandia Mortgage Corp. due 2018 -
                               restricted                                 355,228

        The aggregate value of these securities at July 31, 2000, was $4,326,287 which represents 4.18% of total net assets.

 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) The interest rate disclosed for interest only strips represents the effective yield at July 31, 2000, based upon the estimated timing and amount of future cash flows.
 (h) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at July 31, 2000, was $1,007,886, which represents .97% of the total net assets.
  * Moody's Rating
 ** Fitch's Rating

FORTIS SECURITIES, INC.

Statement of Assets and Liabilities

July 31, 2000

--------------------------------------------------------------------------------


ASSETS
  Investments in securities, as detailed in the accompanying schedules, at market (cost $104,721,345) (Note 1)....................................  $101,891,935
  Receivables:
    Investment securities sold.............................................         5,836
    Interest and dividends.................................................     2,391,711
                                                                             ------------
TOTAL ASSETS...............................................................   104,289,482
                                                                             ------------
LIABILITIES
  Dividends payable ($0.058 per share).....................................       734,858
  Payable for investment advisory and management fees (Note 2).............        56,536
  Accounts payable and accrued expenses....................................        34,146
                                                                             ------------
TOTAL LIABILITIES..........................................................       825,540
                                                                             ------------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per share-authorized
    15,000,000 shares; respectively outstanding 12,669,972 shares..........   127,663,651
  Unrealized depreciation of investments...................................    (2,829,410)
  Undistributed net investment income......................................       160,985
  Accumulated net realized loss from sale of investments...................   (21,531,284)
                                                                             ------------
TOTAL NET ASSETS...........................................................  $103,463,942
                                                                             ============
NET ASSET VALUE PER SHARE..................................................         $8.17
                                                                             ============

Statement of Operations
For the Year Ended July 31, 2000

--------------------------------------------------------------------------------


NET INVESTMENT INCOME:
  Income
    Interest income........................................................  $ 9,716,650
                                                                             -----------
    Expenses:
      Investment advisory and management fees (Note 2).....................      664,943
      Shareholders' notices and reports....................................       55,675
      Legal and auditing fees (Note 2).....................................       27,650
      Exchange listing fees................................................       24,260
      Directors' fees and expenses.........................................       16,625
      Custodian fees.......................................................        5,600
      Other................................................................       20,298
                                                                             -----------
    Total expenses.........................................................      815,051
                                                                             -----------
NET INVESTMENT INCOME......................................................    8,901,599
                                                                             -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 1):
  Net realized loss on investments.........................................   (4,712,325)
  Net change in unrealized depreciation of investments in securities.......   (1,068,856)
                                                                             -----------
NET LOSS ON INVESTMENTS....................................................   (5,781,181)
                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................  $ 3,120,418
                                                                             ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                                FOR THE         FOR THE
                                                                              YEAR ENDED      YEAR ENDED
                                                                             JULY 31, 2000   JULY 31, 1999
                                                                             -------------   -------------
OPERATIONS
  Net investment income....................................................  $  8,901,599    $  8,812,593
  Net realized loss on investments.........................................    (4,712,325)     (4,496,304)
  Net change in unrealized depreciation on investments.....................    (1,068,856)     (7,160,843)
                                                                             ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............     3,120,418      (2,844,554)
                                                                             ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income...............................................    (8,675,509)     (9,104,432)
                                                                             ------------    ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from 8,270 and 19,522 shares issued as a result of reinvested
    dividends, respectively................................................        68,241         178,860
                                                                             ------------    ------------
TOTAL DECREASE IN NET ASSETS...............................................    (5,486,850)    (11,770,126)
NET ASSETS:
  Beginning of year........................................................   108,950,792     120,720,918
                                                                             ------------    ------------
  End of year (includes undistributed (excess of distributions over) net investment income of $160,985
    and ($68,651), respectively)...........................................  $103,463,942    $108,950,792
                                                                             ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Securities, Inc., ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Fortis Securities Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of July 31, 2000, there were no outstanding purchases on a when-issued basis.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. The fund amortizes original issue discount, long term bond premium and market discount. For the year ended July 31, 2000, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $67,560,880 and $67,899,973, respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable income is distributed. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

   Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect, if any, on dividend distributions of certain current year book-to-tax difference is presented as "excess distributions of net realized gains" in the statements of changes in net assets and the financial highlights.

   On the statement of Assets and Liabilities; due to permanent book-to-tax differences, accumulated net investment income increased by $3,546, resulting in a reclassification to reduce paid-in-capital by $3,546.

   For federal income tax purposes, the fund had a capital loss carryover of $21,488,426 at July 31, 2000, which, if not offset by subsequent capital gains, will expire in 2001 through 2009. It is unlikely the Board of directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   ILLIQUID SECURITIES: At July 31, 2000, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at July 31, 2000, was $4,326,287 which represents 4.18% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole and fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

   A shareholder will receive his dividends and capital gains distributions in cash automatically, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Fortis Advisers, Inc. (see page 13). Notice to initiate or to terminate this Plan must be received by Advisers 15 days prior to the dividend date for which it is to become effective.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

   Legal fees and expenses aggregating $3,000 for the year ended July 31, 2000, were paid to a law firm of which the secretary of the fund is a partner.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                           YEAR ENDED JULY 31,
                                                         --------------------------------------------------------
                                                           2000        1999        1998        1997        1996
   --------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year................    $   8.60    $   9.55    $   9.45    $   8.97    $   9.18
                                                         --------    --------    --------    --------    --------
   Operations:
     Investment income - net.........................         .70         .70         .73         .72         .78
     Net realized and unrealized gain (loss) on
       investments...................................        (.44)       (.93)        .11         .49        (.20)
                                                         --------    --------    --------    --------    --------
       Total from operations.........................         .26        (.23)        .84        1.21         .58
                                                         --------    --------    --------    --------    --------
   Distributions to shareholders:
     From investment income - net....................        (.69)       (.72)       (.74)       (.70)       (.78)
     Excess distributions of net realized gains......          --          --          --        (.03)       (.01)
                                                         --------    --------    --------    --------    --------
   Total distributions to shareholders...............        (.69)       (.72)       (.74)       (.73)       (.79)
                                                         --------    --------    --------    --------    --------
   Net asset value, end of year......................    $   8.17    $   8.60    $   9.55    $   9.45    $   8.97
                                                         --------    --------    --------    --------    --------
   Per-share market value, end of year...............    $  7.625    $  8.500    $  9.000    $  8.688    $  7.875
   Total investment return, market value @...........       (1.59%)      2.34%      12.29%      20.27%      (1.36%)
   Total investment return, net asset value @@.......        4.10%      (2.43%)      9.50%      14.83%       6.93%
   Net assets end of year (000s omitted).............    $103,464    $108,951    $120,721    $119,285    $113,151
   Ratio of expenses to average monthly net assets...         .77%        .73%        .76%        .76%        .80%
   Ratio of net investment income to average monthly
     net assets......................................        8.42%       7.65%       7.68%       7.91%       8.47%
   Portfolio turnover rate...........................          65%         33%         44%        130%         67%

@ Total investment return, market value, is based on the change in market price of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.
@@ Total investment return, net asset value, is based on the change in net asset value of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

--------------------------------------------------------------------------------

  ANNUAL MEETING OF SHAREHOLDERS

  At the annual meeting of shareholders of Fortis Securities, Inc. held on December 16, 1999, the following individuals were elected to the Board of
  Directors: Richard W. Cutting, Allen R. Freedman, Dr. Robert M. Gavin, Jean L. King, Dean C. Kopperud, Robb L. Prince, Leonard J. Santow, Noel F. Schenker and Joseph M. Wikler.

  Shareholders also ratified the selection of KPMG LLP as independent public accountants for Fortis Securities, Inc.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Securities, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Fortis Securities, Inc. as of July 31, 2000 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period ended July 31, 2000 and the financial highlights for each of the years in the five-year period ended July 31, 2000. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortis Securities, Inc. as of July 31, 2000 and the results of its operations, changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota
September 1, 2000

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Phillip O. Peterson        MUTUAL FUND INDUSTRY CONSULTANT;
                                           PARTNER OF KPMG LLP, THROUGH JUNE
                                           1999
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel F. Schenker           MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Dr. Lemma W. Senbet        CONSULTANT, INTERNATIONAL FINANCIAL
                                           INSTITUTIONS; THE WILLIAM E. MAYER
                                           PROFESSOR OF FINANCE AND CHAIR,
                                           FINANCE DEPARTMENT, UNIVERSITY OF
                                           MARYLAND, COLLEGE PARK, MD
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT ADVISOR AND          Fortis Advisers, Inc.
DIVIDEND DISBURSING AGENT       BOX 64284, ST. PAUL, MINNESOTA 55164

REGISTRAR                       Wells Fargo Bank
                                Minnesota, N.A.
                                MINNEAPOLIS, MINNESOTA

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

MARKET PRICE  Fortis Securities, Inc. is listed on the New York Stock Exchange with the Ticker symbol "FOR." The market price is carried daily in the financial pages of most newspapers in the New York Stock Exchange Composite Transactions listings under the abbreviation FortisSec.

              In addition, each Monday THE WALL STREET JOURNAL and other financial publications include a "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name Fortis Securities.

                 [LOGO]

                 FORTIS

Solid partners, flexible solutions-SM-


FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group provides a wide selection of investment products including annuities, life insurance and mutual funds.

We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of the international Fortis group, which operates in the fields of insurance, banking and investments. Fortis' listed companies are Fortis (B) of Belgium and Fortis (NL) of the Netherlands.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fund management offered through
Fortis Advisors, Inc. since 1949

Securities offered through Fortis
Investors, Inc., member NASD, SIPC

Insurance products issued by
Fortis Benefits Insurance Company
& Fortis Insurance Company

P.O. Box 64284, St. Paul, MN 55104-0284
Telephone (800) 800-2000
http://www.ffg.us.fortis.com

FORTIS FINANCIAL GROUP                                 ----------------------
P.O. Box 64284                                               PRSRT STD
St. Paul, MN 55164-0284                                     U.S. Postage
                                                                PAID
Fortis Securities, Inc.                                    Permit No. 3794
                                                          Minneapolis, MN
                                                       ----------------------

The Fortis brandmark and Fortis-Registered Trademark- are servicemarks of Fortis (B) and Fortis (NL).

95387 -C-Fortis 9/00